LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash payments for operating leases	$ 25,864	$ 6,644
New operating lease assets obtained in exchange for operating lease liabilities	$ 18,111	$ 94,544